Chinese Joint Venture (Non-Controlling Interest) (10K) (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Revenues	$ 351	$ 285	$ 1,164	$ 1,059	$ 1,515	$ 1,418
Joint Venture with Jiangsu Hongtu Electronics Group [Member]
Noncontrolling Interest [Line Items]
Ownership percentage					90.00%	90.00%
Revenues					$ 0	$ 0
Long-lived assets					$ 0	$ 0